Cash Distributions and Earnings per Unit - Schedule of Earnings per Unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net income	$ 101,469	$ 112,308	$ 174,830	$ 211,473
Income attributable to:
Common Unitholders	$ 99,439	$ 110,062	$ 171,333	$ 207,245
Earnings per unit basic:	$ 3.3	$ 3.65	$ 5.68	$ 6.87
Earnings per unit diluted:	$ 3.3	$ 3.65	$ 5.68	$ 6.87
Limited Partner [Member]
Income attributable to:
Common Unitholders	$ 99,439	$ 110,062	$ 171,333	$ 207,245
Weighted average units outstanding basic	30,162,905	30,183,387	30,173,646	30,183,387
Earnings per unit basic:	$ 3.3	$ 3.65	$ 5.68	$ 6.87
Weighted average units outstanding diluted	30,162,905	30,184,388	30,173,646	30,184,388
Earnings per unit diluted:	$ 3.3	$ 3.65	$ 5.68	$ 6.87
Earnings per unit distributed basic:	0.05	0.05	0.1	0.1
Earnings per unit distributed diluted:	$ 0.05	$ 0.05	$ 0.1	$ 0.1